STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2025

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2025

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2025

Common Stock	Shares	Value
Aaon, Inc.	507,300	$47,402,112
Abercrombie & Fitch Co., Class A*	357,160	30,555,038
Acuity, Inc.	227,482	78,342,526
Advanced Drainage Systems, Inc.	536,253	74,378,291
AECOM	992,890	129,542,358
AeroVironment, Inc.*	238,502	75,101,895
Affiliated Managers Group, Inc.	212,991	50,783,444
AGCO Corp.	464,298	49,712,387
Agree Realty Corp.	828,146	58,831,492
Alaska Air Group, Inc.*	864,430	43,031,325
Albertsons Cos., Inc., Class A	3,021,781	52,911,385
Alcoa Corp.	1,940,971	63,838,536
Allegro MicroSystems, Inc.*	929,400	27,138,480
ALLETE, Inc.	434,060	28,821,584
Ally Financial, Inc.	2,099,824	82,313,101
American Airlines Group, Inc.*	4,946,451	55,598,109
American Financial Group, Inc.	518,891	75,612,797
American Homes 4 Rent, Class A	2,442,695	81,219,609
Amkor Technology, Inc.	852,252	24,203,957
Annaly Capital Management, Inc.	4,813,366	97,278,127
Antero Midstream Corp.	2,510,985	48,813,548
Antero Resources Corp.*	2,200,120	73,836,027
Api Group Corp.*	2,774,781	95,369,223
Appfolio, Inc., Class A*	171,462	47,265,215
Applied Industrial Technologies, Inc.	285,506	74,531,341
AptarGroup, Inc.	493,883	66,012,402
Aramark	1,970,483	75,666,547
Arrow Electronics, Inc.*	386,087	46,716,527
ASGN, Inc.*	328,350	15,547,372
Ashland, Inc.	342,638	16,415,787
Associated Banc-Corp.	1,224,772	31,488,888
ATI, Inc.*	1,033,265	84,045,775
Autoliv, Inc.	529,723	65,420,790
AutoNation, Inc.*	212,003	46,379,896
Avantor, Inc.*	5,110,703	63,781,573
Avient Corp.	686,242	22,611,674
Avis Budget Group, Inc.*	126,638	20,334,897
Avnet, Inc.	628,640	32,865,299
Axalta Coating Systems Ltd.*	1,623,559	46,466,259
Bank OZK	793,602	40,457,830

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
Bath & Body Works, Inc.	1,586,362	$40,864,685
Belden, Inc.	297,014	35,721,874
BellRing Brands, Inc.*	944,410	34,329,303
Bill Holdings, Inc.*	687,388	36,410,942
BioMarin Pharmaceutical, Inc.*	1,439,456	77,960,937
Bio-Rad Laboratories, Inc., Class A*	136,835	38,367,166
BJ's Wholesale Club Holdings, Inc.*	989,929	92,310,879
Black Hills Corp.	546,138	33,636,639
Blackbaud, Inc.*	278,885	17,935,094
Boston Beer Co., Inc., Class A*	59,282	12,533,400
Boyd Gaming Corp.	444,817	38,454,430
Brighthouse Financial, Inc.*	428,443	22,741,754
Brink's Co.	312,321	36,497,832
Brixmor Property Group, Inc.	2,294,697	63,517,213
Bruker Corp.	830,280	26,975,797
Brunswick Corp.	489,757	30,972,233
Burlington Stores, Inc.*	467,120	118,882,040
BWX Technologies, Inc.	685,179	126,326,452
Cabot Corp.	398,847	30,332,314
CACI International, Inc., Class A*	164,872	82,234,856
Cadence Bank	1,396,663	52,430,729
Capri Holdings Ltd.*	892,451	17,777,624
Carlisle Cos., Inc.	319,734	105,179,697
Carlyle Group, Inc.	1,952,314	122,410,088
Carpenter Technology Corp.	373,703	91,759,035
Casey's General Stores, Inc.	278,731	157,572,209
Cava Group, Inc.*	747,557	45,159,918
Celsius Holdings, Inc.*	1,198,904	68,924,991
Chart Industries, Inc.*	331,235	66,296,685
Chemed Corp.	109,238	48,910,222
Chewy, Inc., Class A*	1,670,990	67,591,545
Choice Hotels International, Inc.	154,937	16,564,315
Chord Energy Corp.	429,239	42,653,479
Churchill Downs, Inc.	499,406	48,447,376
Ciena Corp.*	1,059,765	154,375,968
Cirrus Logic, Inc.*	384,813	48,213,221
Civitas Resources, Inc.	625,168	20,317,960
Clean Harbors, Inc.*	377,938	87,764,762
Cleveland-Cliffs, Inc.*	3,708,511	45,243,834
CNH Industrial NV	6,657,565	72,234,580

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
CNO Financial Group, Inc.	726,655	$28,739,205
CNX Resources Corp.*	1,060,156	34,052,211
Coca-Cola Consolidated, Inc.	449,299	52,639,871
Cognex Corp.	1,258,666	57,017,570
Coherent Corp.*	1,165,272	125,523,100
Columbia Banking System, Inc.	2,241,833	57,704,781
Columbia Sportswear Co.	192,976	10,092,645
Comerica, Inc.	963,499	66,018,951
Comfort Systems USA, Inc.	263,894	217,760,051
Commerce Bancshares, Inc.	930,309	55,595,266
Commercial Metals Co.	839,098	48,063,533
Commvault Systems, Inc.*	333,298	62,919,996
Concentrix Corp.	335,454	15,481,202
COPT Defense Properties	844,764	24,548,842
Core & Main, Inc., Class A*	1,421,753	76,532,964
Coty, Inc., Class A*	2,746,459	11,095,694
Cousins Properties, Inc.	1,259,181	36,440,698
Crane Co.	366,696	67,523,401
Crane NXT Co.	370,171	24,827,369
Crocs, Inc.*	409,438	34,208,545
Crown Holdings, Inc.	862,442	83,303,273
CubeSmart	1,709,482	69,507,538
Cullen/Frost Bankers, Inc.	482,216	61,130,522
Curtiss-Wright Corp.	282,455	153,356,118
Cytokinetics, Inc.*	897,016	49,299,999
Darling Ingredients, Inc.*	1,185,851	36,607,220
DENTSPLY Sirona, Inc.	1,495,444	18,977,184
Dick's Sporting Goods, Inc.	501,205	111,377,775
Docusign, Inc.*	1,514,781	109,200,562
Dolby Laboratories, Inc., Class A	458,670	33,193,948
Donaldson Co., Inc.	873,500	71,495,975
Doximity, Inc., Class A*	1,022,531	74,798,143
Dropbox, Inc., Class A*	1,387,465	41,915,318
DT Midstream, Inc.	761,598	86,106,270
Duolingo, Inc.*	297,578	95,772,504
Dynatrace, Inc.*	2,260,258	109,509,500
Eagle Materials, Inc.	243,255	56,688,145
East West Bancorp, Inc.	1,033,190	109,983,076
EastGroup Properties, Inc.	399,260	67,578,748
EchoStar Corp., Class A*	1,008,107	76,979,051

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
Elanco Animal Health, Inc.*	3,724,397	$75,009,356
Elf Beauty, Inc.*	444,674	58,910,412
Encompass Health Corp.	755,082	95,910,516
EnerSys	280,873	31,727,414
Ensign Group, Inc.	429,472	74,199,877
Entegris, Inc.	1,136,483	105,079,218
Envista Holdings Corp.*	1,245,794	25,376,824
EPR Properties	570,617	33,101,492
Equitable Holdings, Inc.	2,245,494	114,026,185
Equity LifeStyle Properties, Inc.	1,452,758	88,182,411
Esab Corp.	427,733	47,794,885
Essent Group Ltd.	738,667	46,949,675
Essential Utilities, Inc.	2,102,557	83,892,024
Euronet Worldwide, Inc.*	288,887	25,367,167
Evercore, Inc., Class A	289,353	97,604,554
Exelixis, Inc.*	2,018,096	83,347,365
ExlService Holdings, Inc.*	1,210,791	53,311,128
Exponent, Inc.	378,584	26,304,016
Fabrinet*	268,609	97,940,214
Federated Hermes, Inc.	554,100	28,774,413
Fidelity National Financial, Inc.	1,914,772	115,824,558
First American Financial Corp.	763,149	49,024,692
First Financial Bankshares, Inc.	976,244	32,850,611
First Horizon Corp.	3,806,367	86,061,958
First Industrial Realty Trust, Inc.	992,582	51,088,196
FirstCash Holdings, Inc.	292,675	46,365,574
Five Below, Inc.*	412,745	63,851,652
Flagstar Financial, Inc.	2,243,069	25,907,447
Flex Ltd.*	2,813,650	163,107,291
Floor & Decor Holdings, Inc., Class A*	807,312	59,498,894
Flowers Foods, Inc.	1,582,808	20,655,644
Flowserve Corp.	980,416	52,099,306
Fluor Corp.*	1,211,920	50,985,474
FNB Corp.	2,692,345	43,373,678
Fortune Brands Innovations, Inc.	899,879	48,044,540
Frontier Communications Parent, Inc.*	1,876,493	70,087,014
FTI Consulting, Inc.*	237,991	38,471,245
GameStop Corp., Class A*	3,085,203	84,164,338
Gaming and Leisure Properties, Inc.	2,121,586	98,887,123
Gap, Inc.	1,705,993	36,491,190

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
GATX Corp.	266,877	$46,650,100
Genpact Ltd.	1,214,979	50,895,470
Gentex Corp.	1,645,417	46,565,301
Glacier Bancorp, Inc.	888,724	43,254,197
Globus Medical, Inc., Class A*	844,319	48,354,149
Goodyear Tire & Rubber Co.*	2,144,362	16,039,828
Graco, Inc.	1,242,134	105,531,705
Graham Holdings Co., Class B	25,459	29,973,135
Grand Canyon Education, Inc.*	207,956	45,650,501
Graphic Packaging Holding Co.	2,220,848	43,461,995
Greif, Inc., Class A	195,884	11,706,028
Guidewire Software, Inc.*	631,172	145,081,196
GXO Logistics, Inc.*	858,155	45,387,818
H&R Block, Inc.	1,003,639	50,754,024
Haemonetics Corp.*	361,162	17,603,036
Halozyme Therapeutics, Inc.*	876,844	64,307,739
Hamilton Lane, Inc., Class A	303,274	40,878,302
Hancock Whitney Corp.	635,375	39,780,829
Hanover Insurance Group, Inc.	268,158	48,705,538
Harley-Davidson, Inc.	911,230	25,423,317
Healthcare Realty Trust, Inc.	2,635,844	47,524,267
HealthEquity, Inc.*	648,264	61,435,979
Hexcel Corp.	596,448	37,397,290
HF Sinclair Corp.	1,192,095	62,394,252
Hilton Grand Vacations, Inc.*	462,397	19,332,819
Hims & Hers Health, Inc.*	1,549,988	87,915,319
Home BancShares, Inc.	1,373,991	38,883,945
Houlihan Lokey, Inc.	407,584	83,685,147
Hyatt Hotels Corp., Class A	317,382	45,046,027
IDACORP, Inc.	405,061	53,528,811
Illumina, Inc.*	1,152,218	109,426,143
Independence Realty Trust, Inc.	1,749,878	28,680,500
Ingredion, Inc.	481,138	58,751,761
Insperity, Inc.	268,301	13,200,409
International Bancshares Corp.	405,384	27,870,150
IPG Photonics Corp.*	189,902	15,038,339
Iridium Communications, Inc.	795,494	13,889,325
ITT, Inc.	584,733	104,526,871
Janus Henderson Group PLC	935,440	41,636,434
Jazz Pharmaceuticals PLC*	454,738	59,934,468

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
Jefferies Financial Group, Inc.	1,237,111	$80,931,802
Jones Lang LaSalle, Inc.*	355,195	105,947,565
KB Home	510,140	32,465,310
KBR, Inc.	965,872	45,676,087
Kemper Corp.	470,359	24,247,006
Kilroy Realty Corp.	815,852	34,469,747
Kinsale Capital Group, Inc.	165,935	70,565,518
Kirby Corp.*	418,309	34,907,886
Kite Realty Group Trust	1,648,180	36,754,414
Knife River Corp.*	424,787	32,653,377
Knight-Swift Transportation Holdings, Inc.	1,216,705	48,072,015
Kratos Defense & Security Solutions, Inc.*	1,265,380	115,617,771
Kyndryl Holdings, Inc.*	1,732,786	52,035,564
Lamar Advertising Co., Class A	650,695	79,658,082
Landstar System, Inc.	259,787	31,839,495
Lantheus Holdings, Inc.*	509,725	26,143,795
Lattice Semiconductor Corp.*	1,026,251	75,244,723
Lear Corp.	398,862	40,129,506
Light & Wonder, Inc.*	629,312	52,824,449
Lincoln Electric Holdings, Inc.	413,707	97,564,522
Lithia Motors, Inc.	192,183	60,729,828
Littelfuse, Inc.	185,781	48,119,137
LivaNova PLC*	409,318	21,440,077
Louisiana-Pacific Corp.	475,083	42,206,374
Lumentum Holdings, Inc.*	523,260	85,139,635
MACOM Technology Solutions Holdings, Inc.*	480,116	59,769,641
Macy's, Inc.	2,035,616	36,498,595
Manhattan Associates, Inc.*	453,308	92,919,074
Maplebear, Inc.*	1,382,419	50,817,722
Marriott Vacations Worldwide Corp.	207,520	13,812,531
Marzetti Company	152,939	26,426,330
Masimo Corp.*	346,163	51,076,351
MasTec, Inc.*	459,590	97,805,348
Matador Resources Co.	877,282	39,416,280
Mattel, Inc.*	2,415,391	40,651,031
Maximus, Inc.	422,431	38,597,520
Medpace Holdings, Inc.*	166,371	85,541,313
MGIC Investment Corp.	1,728,131	49,027,076
Middleby Corp.*	349,540	46,464,352

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
MKS, Inc.	503,458	$62,312,997
Morningstar, Inc.	183,387	42,547,618
MP Materials Corp.*	1,008,994	67,673,228
MSA Safety, Inc.	275,827	47,461,552
MSC Industrial Direct Co., Inc., Class A	342,248	31,534,731
Mueller Industries, Inc.	829,878	83,908,965
Murphy Oil Corp.	1,005,800	28,574,778
Murphy USA, Inc.	131,609	51,098,510
National Fuel Gas Co.	677,420	62,573,285
National Storage Affiliates Trust	529,265	15,994,388
Neurocrine Biosciences, Inc.*	743,525	104,376,040
New Jersey Resources Corp.	753,039	36,258,828
New York Times Co., Class A	1,214,729	69,725,445
NewMarket Corp.	58,474	48,428,752
Nexstar Media Group, Inc.	213,630	42,243,196
NEXTracker, Inc., Class A*	1,109,222	82,071,336
NNN REIT, Inc.	1,415,216	60,245,745
Northwestern Energy Group, Inc.	460,236	26,974,432
NOV, Inc.	2,783,964	36,887,523
Novanta, Inc.*	269,680	27,008,452
Nutanix, Inc., Class A*	2,009,659	149,498,533
nVent Electric PLC	1,206,550	119,014,092
OGE Energy Corp.	1,509,771	69,857,104
Okta, Inc.*	1,253,147	114,913,580
Old National Bancorp	2,614,437	57,386,892
Old Republic International Corp.	1,713,654	72,778,885
Olin Corp.	859,421	21,476,931
Ollie's Bargain Outlet Holdings, Inc.*	459,846	59,044,226
Omega Healthcare Investors, Inc.	2,211,485	93,368,897
ONE Gas, Inc.	449,780	36,405,193
Onto Innovation, Inc.*	367,361	47,470,388
Option Care Health, Inc.*	1,216,653	33,774,287
Ormat Technologies, Inc.	455,213	43,814,251
Oshkosh Corp.	479,782	62,227,725
Ovintiv, Inc.	1,926,893	77,807,939
Owens Corning	626,923	88,684,528
Park Hotels & Resorts, Inc.	1,498,661	16,605,164
Parsons Corp.*	400,293	33,192,296
Paylocity Holding Corp.*	334,955	53,348,283
PBF Energy, Inc., Class A	615,813	18,579,078

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
Pegasystems, Inc.	692,562	$39,822,315
Penske Automotive Group, Inc.	138,627	24,108,622
Penumbra, Inc.*	292,359	74,060,382
Performance Food Group Co.*	1,173,354	122,075,750
Permian Resources Corp.	5,241,484	67,090,995
Perrigo Co. PLC	1,031,398	22,969,233
Pilgrim's Pride Corp.	320,538	13,052,307
Pinnacle Financial Partners, Inc.	576,486	54,068,622
Planet Fitness, Inc., Class A*	629,093	65,299,853
Polaris, Inc.	400,421	23,276,473
Portland General Electric Co.	821,338	36,138,872
Post Holdings, Inc.*	358,351	38,515,565
PotlatchDeltic Corp.	533,029	21,720,932
Power Integrations, Inc.	420,526	16,909,350
Primerica, Inc.	242,819	67,404,126
Prosperity Bancshares, Inc.	712,175	47,252,811
Pure Storage, Inc., Class A*	2,327,607	195,076,743
PVH Corp.	360,384	30,189,368
Qualys, Inc.*	270,597	35,808,101
Rambus, Inc.*	806,589	84,046,574
Range Resources Corp.	1,785,613	67,210,473
Rayonier, Inc.	1,063,214	28,217,700
RB Global, Inc.	1,391,353	150,767,011
RBC Bearings, Inc.*	235,617	91,958,959
Regal Rexnord Corp.	497,576	71,372,301
Reinsurance Group of America, Inc.	495,479	95,196,380
Reliance, Inc.	394,274	110,723,967
RenaissanceRe Holdings Ltd.	352,832	89,594,630
Repligen Corp.*	396,442	52,992,402
Rexford Industrial Realty, Inc.	1,770,155	72,771,072
RH*	115,148	23,393,468
RLI Corp.	688,403	44,897,644
Roivant Sciences Ltd.*	3,225,144	48,796,429
Royal Gold, Inc.	493,507	98,987,634
RPM International, Inc.	962,377	113,445,001
Ryan Specialty Holdings, Inc.	844,674	47,605,827
Ryder System, Inc.	305,791	57,684,414
Sabra Health Care REIT, Inc.	1,797,619	33,507,618
Saia, Inc.*	199,679	59,775,905
Science Applications International Corp.	351,385	34,917,127

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
Scotts Miracle-Gro Co.	333,290	$18,980,866
SEI Investments Co.	704,341	59,763,334
Selective Insurance Group, Inc.	456,167	36,981,459
Sensata Technologies Holding PLC	1,091,792	33,354,246
Service Corp. International	1,051,319	87,490,767
Shift4 Payments, Inc., Class A*	504,452	39,044,585
Silgan Holdings, Inc.	665,724	28,632,789
Silicon Laboratories, Inc.*	245,998	32,257,718
Simpson Manufacturing Co., Inc.	311,983	52,244,673
SLM Corp.	1,562,891	43,260,823
Somnigroup International, Inc.	1,573,437	132,687,942
Sonoco Products Co.	739,392	31,860,401
Sotera Health Co.*	1,320,216	20,766,998
Southstate Bank Corp.	758,720	75,014,646
Southwest Gas Holdings, Inc.	480,236	37,621,688
Spire, Inc.	442,483	36,071,214
Sprouts Farmers Market, Inc.*(1)	732,611	79,708,077
STAG Industrial, Inc.	1,399,586	49,391,390
Starwood Property Trust, Inc.	2,587,146	50,113,018
Stifel Financial Corp.	765,945	86,911,779
Synaptics, Inc.*	288,955	19,747,185
Synovus Financial Corp.	1,040,557	51,070,538
Talen Energy Corp.*	342,481	145,684,568
Taylor Morrison Home Corp.*	740,982	48,912,222
TD SYNNEX Corp.	574,941	94,146,589
TechnipFMC PLC	3,081,211	121,553,774
Tenet Healthcare Corp.*	662,327	134,478,874
Terex Corp.	491,775	25,228,058
Tetra Tech, Inc.	1,969,894	65,755,062
Texas Capital Bancshares, Inc.*	343,007	28,994,382
Texas Roadhouse, Inc.	498,155	82,768,453
Thor Industries, Inc.	398,847	41,356,445
Timken Co.	475,098	35,717,868
Toll Brothers, Inc.	736,018	101,673,527
TopBuild Corp.*	209,737	81,977,804
Toro Co.	739,798	56,372,608
TransUnion	1,460,329	122,346,364
Travel + Leisure Co.	486,676	28,952,355
Trex Co., Inc.*	803,885	41,536,738
Twilio, Inc., Class A*	1,150,229	115,126,421

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
TXNM Energy, Inc.	710,980	$40,205,919
UFP Industries, Inc.	439,048	41,046,598
UGI Corp.	1,611,190	53,588,179
UMB Financial Corp.	535,043	63,322,339
Under Armour, Inc., Class A*	1,415,607	7,063,879
Under Armour, Inc., Class C*	909,077	4,390,842
United Bankshares, Inc.	1,059,358	39,418,711
United Therapeutics Corp.*	339,039	142,128,539
Universal Display Corp.	331,400	47,598,982
Unum Group	1,174,620	91,361,944
US Foods Holding Corp.*	1,688,014	129,335,633
Vail Resorts, Inc.	278,513	41,657,189
Valaris Ltd.*	496,483	24,213,476
Valley National Bancorp	3,608,548	38,250,609
Valmont Industries, Inc.	147,968	57,371,633
Valvoline, Inc.*	952,924	34,219,501
VF Corp.	2,459,757	35,494,294
Viper Energy, Inc., Class A	1,264,813	48,341,153
Visteon Corp.	204,477	24,508,613
Vontier Corp.	1,099,746	46,156,340
Vornado Realty Trust	1,209,300	49,012,929
Voya Financial, Inc.	722,804	54,065,739
Warner Music Group Corp., Class A	1,093,652	37,249,787
Watsco, Inc.	261,651	105,785,499
Watts Water Technologies, Inc., Class A	205,518	57,397,067
Weatherford International PLC	538,515	36,850,581
Webster Financial Corp.	1,245,847	74,053,146
WESCO International, Inc.	364,806	77,156,469
Western Alliance Bancorp	776,052	67,299,229
Western Union Co.	2,421,146	19,344,957
Westlake Corp.	249,966	19,262,380
WEX, Inc.*	256,860	40,463,156
Whirlpool Corp.	419,012	32,934,343
Wingstop, Inc.	209,335	52,685,433
Wintrust Financial Corp.	501,908	66,472,696
Woodward, Inc.	449,540	113,603,253
Wp Carey, Inc.	1,641,680	110,928,318
Wyndham Hotels & Resorts, Inc.	572,409	45,735,479
XPO, Inc.*	882,810	114,120,849
YETI Holdings, Inc.*	608,899	20,203,269

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Common Stock	Shares	Value
Zions Bancorp NA	1,106,669	$62,615,332
ZoomInfo Technologies, Inc.*	2,101,999	22,932,809
Total Investments (Cost $24,418,946,376)		$23,386,259,519

*  Non-income producing security for the year ended September 30, 2025.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,705,093,233	7.24%
Banks	1,512,105,364	6.42%
Retail	1,355,335,954	5.76%
Insurance	1,191,284,899	5.06%
Software	1,176,588,824	5.00%
Commercial Services	971,233,536	4.13%
Computers	862,172,848	3.66%
Electronics	856,558,072	3.64%
Diversified Financial Services	769,953,829	3.27%
Machinery - Diversified	752,975,888	3.20%
Oil & Gas	641,338,684	2.73%
Semiconductors	617,431,791	2.62%
Biotechnology	613,634,317	2.61%
Engineering & Construction	604,375,052	2.57%
Building Materials	555,686,780	2.36%
Food	541,432,453	2.30%
Healthcare - Services	521,243,780	2.21%
Electric	478,662,181	2.03%
Aerospace / Defense	465,518,848	1.98%
Healthcare - Products	426,781,571	1.81%
Transportation	346,400,564	1.47%
Metal Fabricate / Hardware	343,335,715	1.46%
Chemicals	318,439,096	1.35%
Telecommunications	315,331,357	1.34%
Pharmaceuticals	307,423,454	1.31%
Iron / Steel	295,790,370	1.26%
Miscellaneous Manufacturing	273,963,060	1.16%
Electrical Components & Equipment	268,518,385	1.14%
Packaging & Containers	264,976,888	1.13%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2025

Industry Classification	Value	Percentage
Gas	$262,518,388	1.12%
Distribution / Wholesale	259,474,932	1.10%
Mining	230,499,398	0.98%
Home Builders	224,407,503	0.95%
Hand / Machine Tools	216,398,375	0.92%
Machinery - Construction & Mining	213,782,235	0.91%
Internet	206,324,587	0.88%
Home Furnishings	198,816,233	0.84%
Lodging	194,085,424	0.82%
Entertainment	193,991,333	0.82%
Auto Parts & Equipment	192,664,038	0.82%
Leisure Time	165,175,145	0.70%
Oil & Gas Services	158,441,297	0.67%
Environmental Control	153,519,824	0.65%
Apparel	139,217,196	0.59%
Pipelines	134,919,818	0.57%
Beverages	134,098,262	0.57%
Private Equity	122,410,088	0.52%
Media	111,968,641	0.48%
Airlines	98,629,435	0.42%
Cosmetics / Personal Care	92,975,339	0.40%
Water	83,892,024	0.36%
Food Service	75,666,547	0.32%
Trucking & Leasing	46,650,100	0.20%
Toys / Games / Hobbies	40,651,031	0.17%
Agriculture	36,607,220	0.16%
Savings & Loans	25,907,447	0.11%
Housewares	18,980,866	0.08%
Total Investments	23,386,259,519	99.35%
Other Assets in Excess of Liabilities	151,935,459	0.65%
Net Assets	$23,538,194,978	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2025
Assets:
Investments in securities of unaffiliated issuers, at value (cost $24,418,946,376)	$23,386,259,519
Cash	219,360,745
Receivable from securities sold	119,104,404
Dividend receivable	20,639,396
Total Assets	$23,745,364,064
Liabilities:
Payable for Units redeemed	$119,206,791
Distribution payable	64,405,509
Payable to Sponsor	18,317,806
License fee payable	2,629,376
Accrued Trustee fees	1,985,509
Due to Broker	167,958
Other accrued expenses	456,137
Total Liabilities	207,169,086
Net Assets	$23,538,194,978
Net assets presented by:
Interest in Unitholders (39,491,366 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$26,373,153,460
Total distributable earnings (loss)	(2,834,958,482)
Net Assets	$23,538,194,978
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	39,491,366
Net asset value per Unit:	$596.03

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2025	2024	2023
Investment Income
Dividend income from unaffiliated issuers	$341,879,971	$322,054,440	$285,829,956
Expenses:
Trustee fees and expenses	23,569,138	21,095,564	19,112,871
Printing and distribution expenses	23,568,853	21,005,721	19,092,871
License fees	6,966,941	6,182,295	5,643,861
Legal fees	243,575	190,282	326,028
Audit fees	133,313	118,032	119,261
Other fees and expenses	116,089	108,395	122,068
Total expenses	54,597,909	48,700,289	44,416,960
Net Investment Income	$287,282,062	$273,354,151	$241,412,996
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized losses from investments	$(340,574,532)	$(272,734,775)	$(1,162,363,963)
Net realized gains from in-kind redemptions	3,014,541,650	1,823,816,345	911,678,972
Net realized gains (losses)	2,673,967,118	1,551,081,570	(250,684,991)
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(1,774,640,712)	2,957,472,593	2,453,890,747
Net realized and unrealized gains on investments	899,326,406	4,508,554,163	2,203,205,756
Net increase in net assets resulting from operations	$1,186,608,468	$4,781,908,314	$2,444,618,752

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024	2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$287,282,062	$273,354,151	$241,412,996
Net realized gains (losses)	2,673,967,118	1,551,081,570	(250,684,991)
Net increase (decrease) in unrealized appreciation (depreciation)	(1,774,640,712)	2,957,472,593	2,453,890,747
Net increase in net assets resulting from operations	1,186,608,468	4,781,908,314	2,444,618,752
Net equalization credits and charges (Note 2)	550,074	1,311,096	305,580
Distributions to Unitholders	(279,079,899)	(262,269,938)	(241,827,408)
Unitholder Transactions:
Proceeds from subscriptions of Units	17,505,595,436	11,932,029,906	9,666,580,677
Less: Redemptions of Units	(18,235,138,374)	(11,770,206,476)	(9,125,636,041)
Net income equalization (Note 2)	(550,074)	(1,311,096)	(305,580)
Increase (decrease) in net assets due to Unitholder transactions	(730,093,012)	160,512,334	540,639,056
Total increase	177,985,631	4,681,461,806	2,743,735,980
Net Assets
Beginning of year	23,360,209,347	18,678,747,541	15,935,011,561
End of year	$23,538,194,978	$23,360,209,347	$18,678,747,541

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$569.88	$456.79	$401.73	$480.89	$339.02
Investment Operations:
Net investment income(1)	7.03	6.81	5.91	6.00	5.07
Net realized and unrealized gain (loss) on investments	25.92	112.80	55.07	(79.32)	141.71
Total from investment operations	32.95	119.61	60.98	(73.32)	146.78
Net equalization credits and charges(1)	0.01	0.03	0.01	0.03	(0.00)
Less Distributions from:
Net investment income	(6.81)	(6.55)	(5.93)	(5.87)	(4.91)
Net asset value, end of year	$596.03	$569.88	$456.79	$401.73	$480.89
Total investment return(2)	5.84%	26.28%	15.14%	(15.35)%	43.35%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$23,538,195	$23,360,209	$18,678,748	$15,935,012	$20,217,196
Ratio to average net assets:
Ratio of expenses to average net assets	0.23%	0.23%	0.24%	0.23%	0.22%
Ratio of net investment income to average net assets	1.23%	1.32%	1.28%	1.27%	1.11%
Portfolio turnover rate(3)	15.77%	20.43%	20.07%	17.45%	20.91%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling Units of the Trust in the secondary market.

(3)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2025

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$23,386,259,519	$—	$—	$23,386,259,519
Total	$23,386,259,519	$—	$—	$23,386,259,519

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holder of its Units ("Unitholders"), provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more likely than not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2025, and has determined that no provision for income taxes is necessary for the year ended September 30, 2025. The tax returns of the Trust's 2022, 2023 and 2024 tax years and the year ended September 30, 2025 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Segment Reporting - The Trust has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Trust's investments in accordance with its investment objective. The Trust's chief operating decision maker ("CODM") role is filled by the internal Trustee operations group which seeks to assure that the Trust is operated in accordance with the Trust's operating documents. The CODM assesses performance based on the Trust's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Trust's Total Return is utilized by the CODM to compare results, including the impact of the Trust's costs, to the Trust's benchmark index.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records from which it produces the Trust's financial statements, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001-$30,000,000,000*	0.10% per annum
$30,000,000,001 and above*	0.08% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Prior to the Trustee and the Sponsor amending the Trust Agreement effective February 1, 2020, the fee was 0.10% per annum for net asset value of $1,000,000,001 and above.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2025, 2024 and 2023 did not exceed 0.30% per annum. The Trust reimbursed the Sponsor for $228,380, $205,517, and $279,391 of legal fees for the years ended September 30, 2025, 2024, and 2023, respectively, which are included in Legal fees on the Statements of Operations.

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000. The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Units	Amount	Units	Amount
Units sold	30,825,070	$17,505,595,436	23,000,071	$11,932,029,906
Dividend reinvestment Units issued	—	—	—	—
Units redeemed	(32,325,002)	(18,235,138,374)	(22,900,003)	(11,770,206,476)
Net increase (decrease)	(1,499,932)	$(729,542,938)	100,068	$161,823,430

	Year Ended September 30, 2023
	Units	Amount
Units sold	21,050,071	$9,666,580,677
Dividend reinvestment Units issued	—	—
Units redeemed	(19,825,001)	(9,125,636,041)
Net increase	1,225,070	$540,944,636

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2025, the Trustee earned $1,206,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the years ended September 30, 2025, 2024 and 2023.

At September 30, 2025, the Trustee and its affiliates held $1,635,873,474 or 6.95% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2025, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $17,476,294,929, $18,201,830,309, $3,649,802,390, and $3,650,199,539, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2025. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2025, September 30, 2024 and September 30, 2023, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2025, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$24,695,052,820
Gross unrealized appreciation	$1,647,647,993
Gross unrealized depreciation	(2,956,441,294)
Net unrealized depreciation	$(1,308,793,301)
Distributable earnings, ordinary income	$77,593,972
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$1,499,332,657

The Trust utilized $13,766,280 capital loss carryforwards during the year ended September 30, 2025. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

As of September 30, 2025, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions. To reflect reclassifications arising from these differences, total distributable earnings (loss) were decreased by $2,634,676,694 and paid-in capital was increased by $2,634,676,694.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2025, 2024 and 2023, the Trust paid $1,096,865, $1,449,445 and $1,422,213 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P Dow Jones Indices LLC ("S&P") (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (the principal listing U.S. exchange for the Trust) have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust's net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia's large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country's credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of the common stocks that are actually held by the Trust and make up the Trust's portfolio ("Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of the common stocks that are included in the Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease, such as COVID-19, or other public health issues.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities, and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 11 — Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

Note 12 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2025, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2025, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 25, 2025

We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2025 is 87.81%.

For the fiscal year ended September 30, 2025, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2025
(Unaudited)

Total Trust Assets:	$23,745,364,064
Trust Net Assets:	$23,538,194,978
Number of Units:	39,491,366
Fractional Undivided Interest in Trust Represented by each Unit:	1/39,491,366
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.08% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.23% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$596.03
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2025

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2025

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	2	0.16%
Between zero and 0.25%	768	61.20%
Bid/Ask Price Equal to NAV	3	0.24%
Between zero and -0.25%	479	38.17%
Less than -0.25%	3	0.24%
Total:	1,255	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/25 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	5.84%	86.64%	171.66%	2,363.84%
Return Based on Bid/Ask Price	5.88%	86.74%	171.71%	2,363.84%
S&P MidCap 400 Index	6.13%	89.27%	179.49%	2,620.60%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	5.84%	13.29%	10.51%	11.11%
Return Based on Bid/Ask Price	5.88%	13.31%	10.51%	11.11%
S&P MidCap 400 Index	6.13%	13.61%	10.82%	11.47%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017